Investments	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Master Trust [Line Items]
Investments	Investments
As described in Note 1, the Master Trust was established to hold the assets of the Plan and the 401(k). The Plan and the 401(k) are the only participating plans in the Master Trust. Investment income, realized gains (losses) on sales of investments, unrealized appreciation (depreciation) of investments, other receivables and other liabilities are allocated to the segregated asset portfolios within the Master Trust. In accordance with GAAP, the net change in value from participation in the Master Trust is reported as one line item in the Statement of Changes in Net Assets Available for Benefits and the Plan’s interest in the Master Trust is reported at fair value and contract value in the Statements of Net Assets Available for Benefits.
The net assets available to participating plans in the Master Trust as of December 31, 2025 and 2024 are summarized below:

	December 31,
	2025		2024
	Master Trust Balance	Plan's Interest in Master Trust Balances	Master Trust Balance	Plan's Interest in Master Trust Balances
Assets
Investments, at fair value:
Cash and equivalents(a)	$123,409	$102,974	$23,885	$1,922
Charter Communications, Inc. common stock(a)	3,438	3,438	5,355	5,355
Charter Communications, Inc. common stock fund(a)	30,133	—	58,546	—
Other common stocks(a)	285,444	7,063	458,655	11,598
Mutual funds(a)	567,416	33,883	459,906	28,757
Other investments measured at NAV(b)	10,384,219	1,499,361	8,811,536	1,406,828
Total investments, at fair value	11,394,059	1,646,719	9,817,883	1,454,460
Investments, at contract value	384,580	16,656	384,731	15,985
Other receivables	4,528	308	7,756	1,039
Total assets	11,783,167	1,663,683	10,210,370	1,471,484

Liabilities
Other liabilities	8,002	349	8,056	352
Total liabilities	8,002	349	8,056	352

Net assets available to participating plans	$11,775,165	$1,663,334	$10,202,314	$1,471,132

(a)The Master Trust's investment assets are classified within Level 1 of the fair value hierarchy, with the exception of Charter Communications, Inc. common stock fund that has a small portion held in a money market fund to provide liquidity and to accommodate daily transactions and which is classified within Level 2 of the fair value hierarchy. See Note 4.
(b)In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) were not classified in the fair value hierarchy. See Note 5.
The following are the changes in net assets for the Master Trust for the year ended December 31, 2025:

Year ended December 31,
2025
Net appreciation in fair value of investments	$1,634,950
Interest and dividends	26,529
Net investment gain	1,661,479

Administrative and investment expenses	8,862

Transfers in	1,169,883
Transfers out	1,249,649

Net increase	1,572,851

Net assets available to participating plans, beginning of year	10,202,314
Net assets available to participating plans, end of year	$11,775,165

The proportionate share of Master Trust net investment income allocated to the Plan for the year ended December 31, 2025 totaled $244.9 million, excluding administrative expenses (see Note 11). As of December 31, 2025, the beneficial interest of the Plan in the Master Trust was approximately 14%.